Income Taxes - Schedule of Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S.	$ (87,139)	$ (19,509)	$ (35,662)
Foreign	(48,594)	(83,668)	(292,427)
Loss from continuing operations before income taxes	$ (135,733)	$ (103,177)	$ (328,089)